PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 15,566	$ 13,884	$ 30,209	$ 28,475	$ 58,006	$ 33,867
Loss on disposal of plant property and equipment	$ 5,820			$ (5,820)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Disposal of office equipment	7,351
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Disposal of office equipment	$ 2,755